Loans (Schedule Of Troubled Debt Restructurings Within The Previous 12 Months) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
General C&I [Member]
Financing Receivable, Modifications [Line Items]
Number	43
Recorded Investment	$ 31,663
Loans To Mortgage Companies [Member]
Financing Receivable, Modifications [Line Items]
Number
Recorded Investment
TRUPs [Member]
Financing Receivable, Modifications [Line Items]
Number
Recorded Investment
Income CRE [Member]
Financing Receivable, Modifications [Line Items]
Number	24
Recorded Investment	26,563
Residential CRE [Member]
Financing Receivable, Modifications [Line Items]
Number	15
Recorded Investment	18,512
HELOC [Member]
Financing Receivable, Modifications [Line Items]
Number	35
Recorded Investment	6,041
R/E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	26
Recorded Investment	2,421
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number	51
Recorded Investment	3,842
Other [Member]
Financing Receivable, Modifications [Line Items]
Number
Recorded Investment
Commercial, Financial, And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number	43
Recorded Investment	31,663
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number	39
Recorded Investment	45,075
Consumer Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number	61
Recorded Investment	8,462
Permanent Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number	37
Recorded Investment	37,976
Credit Card & Other [Member]
Financing Receivable, Modifications [Line Items]
Number	51
Recorded Investment	3,842
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number	231
Recorded Investment	$ 127,018